Revenue - Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 12, 2023	Dec. 31, 2024	Dec. 31, 2023
Categories Of Royalty And Other Property Interests [Line Items]
Cash payments received		$ 377	$ 654
Equity payments received		$ 83	$ 2,563
Timok
Categories Of Royalty And Other Property Interests [Line Items]
Share of royalty income of associates and joint ventures accounted for using equity method	$ 6,676